Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows (Details) - Liquidity Risk [Member]	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 01, 2024 MYR (RM)
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	RM 20,293,263	$ 5,003,269	RM 14,089,238
Other payables	6,781,887	1,672,063	3,105,476
Amounts due to related parties	6,056,741	1,493,279	4,001,850
Bank borrowings	841,815	207,548	53,029
Redeemable convertible preference shares	6,583,486	1,623,147	9,912,049
Lease liabilities	2,095,604	516,668	2,493,310
Total lease liabilities	42,652,796	$ 10,515,974	33,654,952
Within 1 year or on demand [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	20,293,263			RM 14,089,238
Other payables	6,781,887			3,105,476
Amounts due to related parties	6,056,741			4,010,937
Bank borrowings	164,883			16,347
Redeemable convertible preference shares	7,585,697			4,622,304
Lease liabilities	689,248			629,136
Total lease liabilities	41,571,719			RM 26,473,438
More than 1 year but less than 2 years [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowings	164,796		16,260
Redeemable convertible preference shares			7,083,959
Lease liabilities	732,504		689,248
Total lease liabilities	897,300		7,789,467
More than 2 years but less than 5 years [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowings	702,450		27,048
Redeemable convertible preference shares
Lease liabilities	1,073,472		1,805,975
Total lease liabilities	1,775,922		1,833,023
Total [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	20,293,263		14,089,238
Other payables	6,781,887		3,105,476
Amounts due to related parties	6,056,741		4,010,937
Bank borrowings	1,032,129		59,655
Redeemable convertible preference shares	7,585,697		11,706,263
Lease liabilities	2,495,224		3,124,359
Total lease liabilities	RM 44,244,922		RM 36,095,928